Fair Value of Plan Assets (Tables) - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Investment, Fair Value and NAV [Line Items]
Summary of Fair Value Measurements of Assets Recognized

The following table presents the fair value measurements of assets recognized in the accompanying statements of net assets available for benefits measured at fair value on a recurring basis and the level within the fair value hierarchy in which the fair value measurements fall at December 31, 2025 and 2024.

	Fair Value Measurements Using
		Quoted Prices
		in Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
		Assets	Inputs	Inputs
	Fair Value	(Level 1)	(Level 2)	(Level 3)
December 31, 2025
Money market mutual fund	$739,709	$739,709	$—	$—
Mutual funds	70,796,928	25,189,529	45,607,399	—
Common collective trusts	2,443,134	—	2,443,134	—
Company common stock	105,317,304	—	—	105,317,304
December 31, 2024
Money market mutual fund	$6,422,614	$6,422,614	$—	$—
Mutual funds	59,007,276	20,673,323	38,333,953	—
Common collective trusts	3,076,089	—	3,076,089	—
Company common stock	95,252,916	—	—	95,252,916

Summary of Reconciliation of Beginning and Ending Balances of Recurring Fair Value Measurements Recognized

The following is a reconciliation of the beginning and ending balances of recurring fair value measurements recognized in the accompanying statements of net assets available for benefits using significant unobservable (Level 3) inputs.

	BancPlus Corporation Common Stock
	2025	2024
Balance, January 1	$95,252,916	$84,997,575
Purchases	1,358,583	1,364,527
Distributions	(1,393,837)	(1,220,359)
Shares acquired by Plan Sponsor	(4,793,225)	—
Unrealized gain	14,892,867	10,111,173
Balance, December 31	$105,317,304	$95,252,916